UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Argentina (1.1%)
Banks
Banco Macro SA ADR	14,490	$1,256
Grupo Financiero Galicia SA ADR	36,209	1,371
		2,627
Austria (0.9%)
Banks
Erste Group Bank AG	67,677	2,204

Brazil (9.4%)
Banks
Banco Bradesco SA (Preference)	380,361	3,934
Itau Unibanco Holding SA (Preference)	361,372	4,375
		8,309
Food & Staples Retailing
Raia Drogasil SA	117,559	2,203

Food Products
BRF SA	187,644	2,314

Internet Software & Services
MercadoLibre, Inc.	15,502	3,278

Multi-Line Retail
Lojas Renner SA	275,276	2,445

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (a)	369,946	1,790
Petroleo Brasileiro SA (Preference) (a)	482,218	2,232
		4,022
		22,571
Chile (0.6%)
Multi-Line Retail
SACI Falabella	181,969	1,519

China (18.4%)
Banks
Bank of China Ltd. H Shares (b)	10,112,000	5,023
China Construction Bank Corp. H Shares (b)	5,033,810	4,048
		9,071
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR (a)	16,860	1,018
TAL Education Group ADR (a)	12,757	1,360
		2,378
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)	1,138,000	1,523

Food Products
China Mengniu Dairy Co., Ltd. (b)	446,000	924

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	614,000	2,216

Internet & Direct Marketing Retail
JD.com, Inc. ADR (a)	53,884	1,676

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	44,982	4,850
NetEase, Inc. ADR	3,410	969
Tencent Holdings Ltd. (b)	403,500	11,568
		17,387
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	896,000	417
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)	687,000	369
		786
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	1,502,000	1,100

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	816,000	1,069
Sino Biopharmaceutical Ltd. (b)	637,000	524
		1,593
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	188,000	537

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)(c)	203,000	1,281

Wireless Telecommunication Services
China Mobile Ltd. (b)	321,000	3,513
		43,985
Colombia (0.7%)
Construction Materials
Cemex Latam Holdings SA (a)	142,066	524

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	621
Grupo de Inversiones Suramericana SA (Preference)	41,643	553
		1,174
		1,698
Czech Republic (1.1%)
Banks
Komercni Banka AS	71,400	2,650

Egypt (0.6%)
Banks
Commercial International Bank Egypt SAE	360,740	1,501

Germany (0.8%)
Textiles, Apparel & Luxury Goods
Adidas AG	10,156	1,932

Hong Kong (2.8%)
Insurance
AIA Group Ltd.	438,600	2,765

Textiles, Apparel & Luxury Goods
Samsonite International SA	1,069,500	3,895
		6,660
Hungary (0.9%)
Banks
OTP Bank PLC	75,170	2,103

India (8.0%)
Automobiles
Maruti Suzuki India Ltd.	23,429	2,170

Banks
HDFC Bank Ltd. ADR	15,200	1,143
IndusInd Bank Ltd.	120,259	2,640
		3,783
Construction Materials
Shree Cement Ltd.	9,522	2,505

Consumer Finance
Bharat Financial Inclusion Ltd. (a)	62,711	781
Shriram Transport Finance Co., Ltd.	57,638	957
		1,738
Machinery
Ashok Leyland Ltd.	1,543,044	2,009

Media
Zee Entertainment Enterprises Ltd.	311,442	2,569

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	219,528	2,197

Personal Products
Marico Ltd.	495,639	2,250
		19,221
Indonesia (5.2%)
Automobiles
Astra International Tbk PT	3,789,800	2,453

Banks
Bank Mandiri Persero Tbk PT	2,448,900	2,150
Bank Negara Indonesia Persero Tbk PT	710,700	346
		2,496

Construction Materials
Semen Indonesia Persero Tbk PT	2,425,400	1,638

Diversified Telecommunication Services
Link Net Tbk PT	1,209,700	493
Telekomunikasi Indonesia Persero Tbk PT	7,490,000	2,321
		2,814
Household Products
Unilever Indonesia Tbk PT	189,100	615

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,421,100	1,191

Wireless Telecommunication Services
XL Axiata Tbk PT (a)	5,414,550	1,243
		12,450
Korea, Republic of (11.0%)
Aerospace & Defense
Hanwha Techwin Co., Ltd. (a)	17,970	757
Korea Aerospace Industries Ltd.	20,617	1,062
		1,819
Auto Components
Mando Corp.	4,953	1,149

Automobiles
Hyundai Motor Co.	13,723	1,933

Biotechnology
Hugel, Inc. (a)	3,513	1,159

Construction & Engineering
Hyundai Development Co-Engineering & Construction	40,304	1,465

Household Durables
Coway Co., Ltd.	15,587	1,341

Industrial Conglomerates
CJ Corp.	8,718	1,356

Internet Software & Services
NAVER Corp.	2,977	2,276

Media
Innocean Worldwide, Inc.	10,988	605

Personal Products
Amorepacific Corp.	4,373	1,097
Cosmax, Inc.	3,887	473
		1,570
Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	4,989	9,190

Samsung Electronics Co., Ltd. (Preference)	1,780	2,552
		11,742
		26,415
Malaysia (1.6%)
Banks
Malayan Banking Bhd	632,200	1,274

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	1,020,800	1,257

Industrial Conglomerates
Sime Darby Bhd	577,700	1,212
		3,743
Mexico (6.1%)
Banks
Grupo Financiero Banorte SAB de CV Series O	796,929	4,586
Grupo Financiero Santander Mexico SAB de CV ADR	121,254	1,095
		5,681
Beverages
Fomento Economico Mexicano SAB de CV ADR	36,465	3,228

Chemicals
Mexichem SAB de CV	505,308	1,376

Construction Materials
Cemex SAB de CV ADR (a)	348,632	3,162

Hotels, Restaurants & Leisure
Alsea SAB de CV	352,330	1,177
		14,624
Pakistan (1.3%)
Banks
United Bank Ltd.	849,400	1,864

Construction Materials
Lucky Cement Ltd.	149,900	1,194
		3,058
Panama (0.7%)
Airlines
Copa Holdings SA, Class A	15,064	1,691

Peru (1.6%)
Banks
Credicorp Ltd.	16,192	2,644

Metals & Mining
Cia de Minas Buenaventura SA ADR	105,462	1,270
		3,914

Philippines (3.5%)
Banks
BDO Unibank, Inc.	409,781	961
Metropolitan Bank & Trust Co.	1,156,108	1,843
		2,804
Diversified Financial Services
Ayala Corp.	69,670	1,173
Metro Pacific Investments Corp.	806,600	97
		1,270
Industrial Conglomerates
DMCI Holdings, Inc.	1,986,900	451
SM Investments Corp.	148,133	2,058
		2,509
Real Estate Management & Development
Ayala Land, Inc.	2,821,400	1,859
		8,442
Poland (4.2%)
Banks
Bank Pekao SA	23,595	786
Bank Zachodni WBK SA	21,604	1,866
Powszechna Kasa Oszczednosci Bank Polski SA (a)	291,379	2,355
		5,007
Food & Staples Retailing
Jeronimo Martins SGPS SA	99,665	1,783

Textiles, Apparel & Luxury Goods
CCC SA	31,430	1,886
LPP SA	717	1,229
		3,115
		9,905
Russia (3.0%)
Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	35,489	1,194

Internet Software & Services
Mail.ru Group Ltd. GDR (a)	57,632	1,274
Yandex N.V., Class A (a)	56,647	1,242
		2,516
Metals & Mining
MMC Norilsk Nickel PJSC ADR	63,822	1,003

Oil, Gas & Consumable Fuels
Gazprom PJSC ADR	520,112	2,325
		7,038

South Africa (4.5%)
Banks
Capitec Bank Holdings Ltd.	16,144	916

Food & Staples Retailing
Clicks Group Ltd.	115,308	1,101

Food Products
AVI Ltd.	194,180	1,433

Household Durables
Steinhoff International Holdings N.V. H Shares (c)	440,641	2,108

Media
Naspers Ltd., Class N	11,760	2,029

Paper & Forest Products
Mondi PLC	68,301	1,639

Wireless Telecommunication Services
Vodacom Group Ltd.	138,533	1,569
		10,795
Taiwan (7.9%)
Banks
E.Sun Financial Holding Co., Ltd.	1,374,900	836

Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	235,758	1,263
Hon Hai Precision Industry Co., Ltd.	747,405	2,241
Largan Precision Co., Ltd.	11,000	1,733
		5,237
Food Products
Uni-President Enterprises Corp.	837,070	1,570

Household Durables
Nien Made Enterprise Co., Ltd.	114,000	1,064

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,284,916	1,641
Taiwan Semiconductor Manufacturing Co., Ltd.	1,081,455	6,736
		8,377
Tech Hardware, Storage & Peripherals
Advantech Co. Ltd.	73,000	611

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	21,758	218

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	233,000	856
		18,769
Thailand (2.9%)
Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	1,310,500	915

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	1,953,500	1,205

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	168,300	1,896

Professional Services
DKSH Holding AG (c)	22,076	1,708

Real Estate Management & Development
Central Pattana PCL (Foreign)	739,200	1,221
		6,945
Total Common Stocks (Cost $188,537)		236,460
Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,949)	1,949,346	1,949
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,946)	2,946,498	2,946
Total Short-Term Investments (Cost $4,895)		4,895
Total Investments (100.8%) (Cost $193,432) Including $3,065 of Securities Loaned (e)(f)		241,355
Liabilities in Excess of Other Assets (-0.8%)		(2,023)
Net Assets (100.0%)		$239,332

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were approximately $3,065,000 and $3,320,000, respectively. The Fund received cash collateral of approximately $1,949,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,371,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,647,000 and the aggregate gross unrealized depreciation is approximately $6,724,000 resulting in net unrealized appreciation of approximately $47,923,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	60.9%
Banks	23.3
Internet Software & Services	10.6
Tech Hardware, Storage & Peripherals	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,819	$—	$—	$1,819
Airlines	1,691	—	—	1,691
Auto Components	1,149	—	—	1,149
Automobiles	6,556	—	—	6,556
Banks	55,770	—	—	55,770
Beverages	3,228	—	—	3,228
Biotechnology	1,159	—	—	1,159
Chemicals	1,376	—	—	1,376
Construction & Engineering	1,465	915	—	2,380
Construction Materials	9,023	—	—	9,023
Consumer Finance	1,738	—	—	1,738
Diversified Consumer Services	2,378	—	—	2,378
Diversified Financial Services	2,444	—	—	2,444
Diversified Telecommunication Services	4,337	—	—	4,337
Electronic Equipment, Instruments & Components	5,237	—	—	5,237
Food & Staples Retailing	6,281	—	—	6,281
Food Products	6,241	—	—	6,241
Health Care Providers & Services	—	1,205	—	1,205
Hotels, Restaurants & Leisure	2,434	—	—	2,434
Household Durables	4,513	—	—	4,513
Household Products	615	—	—	615
Industrial Conglomerates	5,077	—	—	5,077
Insurance	4,981	—	—	4,981
Internet & Direct Marketing Retail	1,676	—	—	1,676
Internet Software & Services	25,457	—	—	25,457
Machinery	2,795	—	—	2,795
Media	5,203	—	—	5,203
Metals & Mining	2,273	—	—	2,273
Multi-Line Retail	3,964	—	—	3,964
Oil, Gas & Consumable Fuels	9,644	1,896	—	11,540
Paper & Forest Products	1,639	—	—	1,639
Personal Products	3,820	—	—	3,820
Pharmaceuticals	1,593	—	—	1,593
Professional Services	1,708	—	—	1,708
Real Estate Management & Development	3,587	1,221	—	4,808
Semiconductors & Semiconductor Equipment	8,377	—	—	8,377
Tech Hardware, Storage & Peripherals	12,353	—	—	12,353
Textiles, Apparel & Luxury Goods	10,441	—	—	10,441
Wireless Telecommunication Services	7,181	—	—	7,181
Total Common Stocks	231,223	5,237	—	236,460
Short-Term Investments
Investment Company	4,895	—	—	4,895
Total Assets	$236,118	$5,237	$—	$241,355

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017